Property and equipment - Summary of Impairment Charges for Lease Right-of-use Assets Explanatory (Details) - Property, plant and equipment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	€ 18	€ 49
Cost of revenue
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	11	3
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	2	29
Sales and marketing
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	3	10
General and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	€ 2	€ 7